Investment in Equity Accounted Joint Ventures and Advances to Joint Venture - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2015	Jun. 30, 2016	Jul. 31, 2015	Dec. 31, 2014	Oct. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investment in equity accounted joint ventures		$ 77,647,000	$ 120,415,000
OOG-TKP FPSO GmbH & Co KG [Member]
Schedule of Equity Method Investments [Line Items]
Debt instrument, term	8 years
Loan facility	$ 300,000,000
Secured long-term debt financing			212,000,000
Minimum [Member] | OOG-TKP FPSO GmbH & Co KG [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid	2.15%
Maximum [Member] | OOG-TKP FPSO GmbH & Co KG [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid	2.45%
Libra JV [Member]
Schedule of Equity Method Investments [Line Items]
Loan facility		$ 804,000,000
Loan facility, maturity date		Oct. 29, 2027
Percentage guaranteed, loan facility	50.00%
Advances to joint venture					$ 5,200,000
Libra JV [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid		2.50%
Libra JV [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid		2.65%
Odebrecht Oil And Gas Sa [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture						50.00%
Secured long-term debt financing			230,000,000	$ 804,000,000
Odebrecht Oil And Gas Sa [Member] | FPSO Units [Member] | Teekay Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Odebrecht Oil And Gas Sa [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Debt instrument, term		10 years
Interest Rate Swap [Member]
Schedule of Equity Method Investments [Line Items]
Notional Amount			$ 2,224,729,000
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Libra JV [Member]
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract		10 years
Notional Amount		$ 301,000,000
Fixed Interest Rate		2.49%
Not Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member] | OOG-TKP FPSO GmbH & Co KG [Member]
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract	10 years
Notional Amount	$ 95,000,000
Fixed Interest Rate	2.63%